26. Share-Based Payment (Details - Unvested activity) - shares	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of other equity instruments outstanding [Roll Forward]
Vested	(2,900)
Unvested Stock Option [Member]
Number of other equity instruments outstanding [Roll Forward]
Beginning balance		42,466	149,215	134,302
Granted		0	0	313,000
Vested		(28,375)	(99,249)	(266,837)
Cancelled		(655)	(7,500)	(31,250)
Ending balance		13,436	42,466	149,215